INCOME TAXES - Summary of movement of valuation allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Beginning Balance	¥ 233,191	¥ 112,256	¥ 54,574
Addition	105,773	120,935	57,682
Ending Balance	¥ 338,964	¥ 233,191	¥ 112,256